Leases - Schedule of Future Minimum Payments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments [Abstract]
2026	$ 87,010
2027		$ 81,900
2028
2029
2030
Thereafter
Total undiscounted cash flows	87,010	81,900
Less: Present value discount	(770)	(188)
Total lease obligations	$ 86,240	$ 81,712